Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)
Assets
Cash and cash equivalents	$ 612,764	¥ 4,285,121		¥ 4,672,772
Restricted cash	273,534	1,912,850		2,074,300
Short-term investments	431,172	3,015,226		2,832,382
Accounts receivable and contract assets, net of credit loss allowance for accounts receivable and contract assets of RMB290,267 and RMB340,816 as of December 31, 2024 and 2025, respectively	290,084	2,028,585		2,405,880
Quality assurance receivable, net of credit loss allowance for quality assurance receivable of RMB426,949 and RMB581,475 as of December 31, 2024 and 2025, respectively	188,069	1,315,184		1,639,591
Loans receivable, net of credit loss allowance for loans receivable of RMB226,467 and RMB544,905 as of December 31, 2024 and 2025, respectively	925,429	6,471,619		4,157,621
Property, equipment and software, net	91,707	641,316		623,792
Right of use assets	7,439	52,020		36,826
Intangible assets	38,645	270,246		137,298
Goodwill	11,405	79,759		50,411
Investments	163,278	1,141,816		1,173,003
Deferred tax assets	427,860	2,992,071		2,513,865
Prepaid expenses and other assets	167,460	1,171,066		1,271,673
Total assets	3,634,098	25,413,604		23,607,121
Liabilities and Shareholders’ Equity:
Deferred guarantee income (including deferred guarantee income of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB1,283,000 and RMB893,602 as of December 31, 2024 and 2025, respectively)	160,015	1,119,004		1,515,950
Liability from quality assurance commitment (including liability from quality assurance commitment of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB2,591,768 and RMB1,796,856 as of December 31, 2024 and 2025, respectively)	368,198	2,574,842		2,964,116
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB153,686 and RMB179,883 as of December 31, 2024 and 2025, respectively)	51,649	361,188		290,389
Taxes payable (including taxes payable of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB561,475 and RMB43,657 as of December 31, 2024 and 2025, respectively)	25,320	177,064		705,928
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB793,720 and RMB778,531 as of December 31, 2024 and 2025, respectively)	111,328	778,531		796,122
Contract liabilities (including contract liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB10,185 and RMB226 as of December 31, 2024 and 2025, respectively)	32	226		10,185
Short-term borrowings	24,368	170,408	[1]	5,594	[1]
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB130 and RMB5,809 as of December 31, 2024 and 2025, respectively)	2,674	18,700		13,314
Leasing liabilities (including leasing liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB22,673 and RMB26,420 as of December 31, 2024 and 2025, respectively)	6,394	44,711		28,765
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB112,604 and RMB238,650 as of December 31, 2024 and 2025, respectively)	112,476	786,556		491,213
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB878,881 and RMB967,257 as of December 31, 2024 and 2025, respectively)	204,420	1,429,531		1,231,870
Convertible senior notes	145,753	1,019,266
Long-term borrowings	12,811	89,590	[2]		[2]
Total liabilities	1,225,438	8,569,617		8,053,446
Commitments and contingencies
FinVolution Group shareholders’ equity:
Additional paid-in capital	844,917	5,908,586		5,815,437
Treasury stock (283,820,445 and 333,628,335 shares as of December 31, 2024 and 2025, respectively)	(352,527)	(2,465,259)		(1,765,542)
Statutory reserves	149,049	1,042,312		852,723
Accumulated other comprehensive income	1,863	13,027		92,626
Retained earnings	1,723,318	12,051,332		10,208,717
Total FinVolution Group shareholders’ equity	2,366,635	16,550,101		15,204,064
Non-controlling interest	42,025	293,886		349,611
Total shareholders’equity	2,408,660	16,843,987		15,553,675
Total liabilities and shareholders’ equity	3,634,098	25,413,604		23,607,121
Common Class A [Member]
FinVolution Group shareholders’ equity:
Ordinary shares	9	64		64
Common Class B [Member]
FinVolution Group shareholders’ equity:
Ordinary shares	6	39		39
Related Party [Member]
Assets
Amounts due from related parties (including amounts due to related parties of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB952 and RMB20,343 as of December 31, 2024 and 2025, respectively)	$ 5,252	¥ 36,725		¥ 17,707

[1]	As of December 31, 2024 and 2025, the Group had short-term borrowings primarily from banks with terms within one year and charged interest rates were 9% per annum for 2024 and ranged from 9% to 13% per annum for 2025. As of December 31, 2024 and 2025, the weighted average interest rate of these borrowings was 9% and 12% per annum, respectively. The borrowings are denominated in IDR and PHP.
[2]	As of December 31, 2025, the Group had a long-term borrowing from a financial institution assumed from the business combination with Fundo (Note 3). The interest rates were 13.04% per annum per annum for 2025. The borrowings are primarily denominated in AUD.